Statutory Requirements (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 25, 2018	Jan. 26, 2017	Dec. 31, 2018	Dec. 31, 2017
Statutory Requirements [Line Items]
Common share dividends	$ 283.2	$ 237.4	$ 442.7	$ 304.9
Dividend capacity available			1,491.4
Allied World
Statutory Requirements [Line Items]
Dividend capacity available			685.6
Odyssey Group
Statutory Requirements [Line Items]
Dividend capacity available			329.7
Northbridge
Statutory Requirements [Line Items]
Dividend capacity available			81.9
Crum & Forster
Statutory Requirements [Line Items]
Dividend capacity available			131.8
Zenith National
Statutory Requirements [Line Items]
Dividend capacity available			133.7
Brit
Statutory Requirements [Line Items]
Dividend capacity available			128.7
Insurance and reinsurance companies
Statutory Requirements [Line Items]
Common share dividends			$ 415.2	$ 418.1